Common Shareholders’ Equity (Details 2) - CLP ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Common Shareholders’ Equity [Abstract]
Equity holders of the controlling company	$ 129,607,353	$ 118,457,488	$ 120,808,135
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic income per share	$ 350.76	$ 320.59	$ 326.95
Diluted income per share	$ 350.76	$ 320.59	$ 326.95